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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended  DECEMBER 31, 2003

If amended report check here:     _                     Amendment Number:

This Amendment (Check only one.)  _ is a restatement.
                                  _ adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

 X       13F HOLDINGS REPORT.

         13F NOTICE.

         13F COMBINATION REPORT.







                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:              66

Form 13F Information Table Value Total: $         192755.332
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 6.
   ------------- ---------------------     ------------- ---------------------
2. 7.
   ------------- ---------------------     ------------- ---------------------
3. 8.
   ------------- ---------------------     ------------- ---------------------
4. 9.
   ------------- ---------------------     ------------- ---------------------
5. 10.
   ------------- ---------------------     ------------- ---------------------


                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
AMB PROPERTY CO  COM     00163T109          246.600           7500       SH         SOLE        00        7500
ALEXANDRIA REAL  COM     015271109          260.550           4500       SH         SOLE        00        4500
AMERICAN INTL G  COM     026874107         8909.159         134417       SH         SOLE        00      134417
ARCHSTONE SMITH  COM     039583109          195.860           7000       SH         SOLE        00        7000
AUTOMATIC DATA   COM     053015103         6991.561         176510       SH         SOLE        00      176510
BP PLC           SPONSO  055622104          110.988           2249       SH         SOLE        00        2249
BANK ONE CORP    COM     06423A103          102.578           2250       SH         SOLE        00        2250
BED BATH & BEYO  COM     075896100         7657.127         176635       SH         SOLE        00      176635
BOSTON PROPERTI  COM     101121101          240.950           5000       SH         SOLE        00        5000
BRISTOL MYERS S  COM     110122108          224.968           7866       SH         SOLE        00        7866
CABLEVISION SYS  CL A N  12686C109         6877.806         294049       SH         SOLE        00      294049
CISCO SYS INC    COM     17275R102        10947.916         450717       SH         SOLE        00      450717
CITIGROUP INC    COM     172967101         9346.862         192560       SH         SOLE        00      192560
COLGATE PALMOLI  COM     194162103         6334.328         126560       SH         SOLE        00      126560
COMCAST CORP NE  CL A S  20030N200           19.550            625       SH         SOLE        00         625
CONSOLIDATED ED  COM     209115104           43.010           1000       SH         SOLE        00        1000
COUSINS PPTYS I  COM     222795106          229.500           7500       SH         SOLE        00        7500
DELL INC         COM     24702R101         9573.867         281916       SH         SOLE        00      281916
DEVELOPERS DIVE  COM     251591103          218.205           6500       SH         SOLE        00        6500
DUKE REALTY COR  COM NE  264411505          217.000           7000       SH         SOLE        00        7000
E M C CORP MASS  COM     268648102         9781.474         757080       SH         SOLE        00      757080
EQUITY OFFICE P  COM     294741103          225.877           7884       SH         SOLE        00        7884
EQUITY ONE       COM     294752100           97.904           5800       SH         SOLE        00        5800
EQUITY RESIDENT  SH BEN  29476L107          177.060           6000       SH         SOLE        00        6000
ESSEX PPTY TR I  COM     297178105          192.660           3000       SH         SOLE        00        3000
EXXON MOBIL COR  COM     30231G102          196.800           4800       SH         SOLE        00        4800
FEDERAL HOME LN  COM     313400301         8211.398         140799       SH         SOLE        00      140799
FEDERAL NATL MT  COM     313586109           49.990            666       SH         SOLE        00         666
FIRST DATA CORP  COM     319963104         7236.771         176120       SH         SOLE        00      176120
GENERAL ELEC CO  COM     369604103         7798.348         251722       SH         SOLE        00      251722
GOLDMAN SACHS G  COM     38141G104          236.952           2400       SH         SOLE        00        2400
GUIDANT CORP     COM     401698105           24.080            400       SH         SOLE        00         400
HOME DEPOT INC   COM     437076102          131.668           3710       SH         SOLE        00        3710
ISTAR FINL INC   COM     45031U101          194.500           5000       SH         SOLE        00        5000
INTEL CORP       COM     458140100        10507.665         326325       SH         SOLE        00      326325
INTERNATIONAL B  COM     459200101         7555.830          81526       SH         SOLE        00       81526
INTERNET HOLDRS  DEPOSI  46059W102            5.019            100       SH         SOLE        00         100
ISHARES TR       DJ US   464287762           73.504           1290       SH         SOLE        00        1290
JOHNSON & JOHNS  COM     478160104         8208.877         158902       SH         SOLE        00      158902
KIMCO REALTY CO  COM     49446R109          223.750           5000       SH         SOLE        00        5000
LEE ENTERPRISES  COM     523768109          578.363          13250       SH         SOLE        00       13250
MBNA CORP        COM     55262L100         8596.137         345921       SH         SOLE        00      345921
MEDCO HEALTH SO  COM     58405U102            3.127             92       SH         SOLE        00          92
MEDTRONIC INC    COM     585055106         7437.087         152995       SH         SOLE        00      152995
MERCK & CO INC   COM     589331107         5666.291         122647       SH         SOLE        00      122647
MERRILL LYNCH &  COM     590188108         9183.417         156580       SH         SOLE        00      156580
MICROSOFT CORP   COM     594918104         8023.999         291358       SH         SOLE        00      291358
OPENWAVE SYS IN  COM NE  683718308            0.363             33       SH         SOLE        00          33
PEPSICO INC      COM     713448108           15.152            325       SH         SOLE        00         325
PFIZER INC       COM     717081103         7856.544         222376       SH         SOLE        00      222376
PROLOGIS         SH BEN  743410102          208.585           6500       SH         SOLE        00        6500
SCANA CORP NEW   COM     80589M102           68.500           2000       SH         SOLE        00        2000
SIMON PPTY GROU  COM     828806109          231.700           5000       SH         SOLE        00        5000
TELE CENTRO OES  SPON A  87923P105            4.925            500       SH         SOLE        00         500
TELE NORTE LEST  SPON A  879246106            2.700            175       SH         SOLE        00         175
TELECOMUNICACOE  SPONSO  879287308           50.730           1500       SH         SOLE        00        1500
TELEFONICA S A   SPONSO  879382208           42.997            973       SH         SOLE        00         973
TELESP CELULAR   SPON A  87952L108            6.139            933       SH         SOLE        00         933
TIME WARNER INC  COM     887317105           99.449           5528       SH         SOLE        00        5528
TRAVELERS PPTY   CL B    89420G406            1.799            106       SH         SOLE        00         106
TYCO INTL LTD N  COM     902124106          111.565           4210       SH         SOLE        00        4210
VIACOM INC       CL A    925524100           13.281            300       SH         SOLE        00         300
VIACOM INC       CL B    925524308         7409.951         166966       SH         SOLE        00      166966
VORNADO RLTY TR  SH BEN  929042109          219.000           4000       SH         SOLE        00        4000
WAL MART STORES  COM     931142103         6988.701         131738       SH         SOLE        00      131738
ZIMMER HLDGS IN  COM     98956P102           56.320            800       SH         SOLE        00         800